Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 39,615	$ 5,451	¥ 1,927	$ 271		¥ 4,881
Restricted cash	900	124	34,312	4,833		1,027
Accounts receivable	18,553	2,553	15,748	2,218		1,617
Inventories	5,990	824	5,439	766		5,457
Advance to suppliers	11,251	1,548	10,816	1,523		6,993
Other current assets	75,966	10,454	94,813	13,353		33,917
Total current assets	152,681	21,010	163,197	22,984		54,012
Non-current assets:
Property, plant and equipment, net	9,506	1,308	11,764	1,657		16,282
Intangible assets, net	167	23	201	28		286
Operating lease right-of-use assets, net	18,855	2,595	21,656	3,050		19,250
Long-term investments	143,912	19,803	123,367	17,376		111,811
Refundable deposit for investment	58,953	8,112	72,774	10,250		80,183
Other non-current assets	36,865	5,073	36,029	5,075		30
Total non-current assets	268,258	36,914	265,791	37,436		227,842
Total assets	420,939	57,924	428,988	60,420		281,854
Current liabilities:
Bank borrowings	5,000	688	14,500	2,042
Short-term bank borrowing	5,000	688	5,000
Current portion of long-term borrowing	9,000	1,238	9,500
Accounts payable	18,134	2,495	10,231	1,441		11,130
Accrued expenses and other liabilities	29,085	4,003	35,231	4,962		33,735
Income tax payables	5,200	716	5,201	733		2,580
Advances from customers	1,299	179	2,537	357		3,258
Operating lease liabilities – current	1,811	249	1,750	246		1,696
Total current liabilities	69,820	9,608	74,881	10,546		59,150
Non-current liabilities:
Operating lease liabilities – non-current	5,054	695	5,980	842		4,789
Bank borrowings						10,000
Total non-current liabilities	5,054	695	5,980	842		14,789
Total liabilities	74,874	10,303	80,861	11,388		73,939
Commitments and contingencies			3,507	494		2,900
Shareholders’ equity:
Ordinary shares					[1]		[1]
Additional paid-in capital	507,807	69,877	479,400	67,522		319,775
Translation reserve			446	63
Accumulated deficit	(196,701)	(27,067)	(173,176)	(24,392)		(153,838)
Total U POWER LIMITED’s shareholders’ equity	311,106	42,810	306,670	43,193		165,937
Non-controlling interests	34,959	4,811	37,950	5,345		39,078
Total equity	346,065	47,621	344,620	48,538		205,015
Total liabilities and equity	420,939	57,924	428,988	60,420		281,854
Related Party
Current assets:
Amount due from related parties	406	56	142	20		120
Current liabilities:
Amount due to related parties	¥ 291	$ 40	5,431	765		251
Previously Reported
Current liabilities:
Current portion of long-term borrowing						¥ 6,500

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.